Related Party Transactions (Details)	12 Months Ended
Mar. 31, 2025
Aark II Pte Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Aark II Pte Limited
Relationship	Affiliate entity
Aark Singapore Pte Ltd [Member]
Related Party Transaction [Line Items]
Name of the related party	Aark Singapore Pte Ltd
Relationship	Affiliate entity
Aeries Technology Products And Strategies Private Limited ATPSPL [Member]
Related Party Transaction [Line Items]
Name of the related party	Aeries Technology Products And Strategies Private Limited (“ATPSPL”)
Relationship	Affiliate entity
Aeries Financial Technologies Private Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Aeries Financial Technologies Private Limited
Relationship	Affiliate entity
Bhanix Finance And Investment Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Bhanix Finance And Investment Limited
Relationship	Affiliate entity
Ralak Consulting LLP [Member]
Related Party Transaction [Line Items]
Name of the related party	Ralak Consulting LLP
Relationship	Affiliate entity
Sqrrl Fintech Private Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Sqrrl Fintech Private Limited (“Sqrrl”)
Relationship	Affiliate entity
TSLC Pte Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	TSLC Pte Limited
Relationship	Affiliate entity
Venu Raman Kumar [Member]
Related Party Transaction [Line Items]
Name of the related party	Venu Raman Kumar
Relationship	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao [Member]
Related Party Transaction [Line Items]
Name of the related party	Vaibhav Rao
Relationship	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery [Member]
Related Party Transaction [Line Items]
Name of the related party	Sudhir Appukuttan Panikassery
Relationship	Key managerial personnel (till 9th February 2025) Vice chairman of ATI’s Board (w.e.f. 10th February 2025)
Bhisham Ajay Khare [Member]
Related Party Transaction [Line Items]
Name of the related party	Bhisham (Ajay) Khare
Relationship	Key managerial personnel
Daniel S. Webb [Member]
Related Party Transaction [Line Items]
Name of the related party	Daniel S. Webb
Relationship	Key managerial personnel
Unnikrishnan Unni Balakrishnan Nambiar [Member]
Related Party Transaction [Line Items]
Name of the related party	Unnikrishnan (Unni) Balakrishnan Nambiar
Relationship	Key managerial personnel